UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Short-Term Treasury Bond Index Fund

May 31, 2018

STD-QTLY-0718
1.832122.112

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.7%
	Principal Amount	Value
U.S. Treasury Obligations - 99.7%
U.S. Treasury Bonds:
7.25% 8/15/22	$2,106,000	$2,491,085
7.875% 2/15/21	804,000	916,340
8% 11/15/21	3,503,000	4,124,235
8.125% 8/15/19	2,144,000	2,291,819
8.125% 5/15/21	599,000	693,202
8.125% 8/15/21	2,624,000	3,070,798
8.5% 2/15/20	1,062,000	1,170,399
8.75% 5/15/20	313,000	350,963
8.75% 8/15/20	2,043,000	2,317,209
U.S. Treasury Notes:
0.75% 7/15/19	8,322,000	8,178,966
0.75% 8/15/19	8,541,000	8,381,857
0.875% 6/15/19	8,834,000	8,706,321
0.875% 7/31/19	4,851,000	4,771,224
0.875% 9/15/19	8,291,000	8,136,515
1% 6/30/19	3,904,000	3,850,625
1% 8/31/19	5,525,000	5,434,140
1% 9/30/19	6,826,000	6,706,278
1% 10/15/19	8,790,000	8,628,621
1% 11/15/19	8,498,000	8,332,355
1% 11/30/19	8,029,000	7,867,479
1.125% 12/31/19	7,505,000	7,359,297
1.125% 3/31/20	6,056,000	5,916,665
1.125% 4/30/20	8,108,000	7,911,634
1.125% 2/28/21	11,891,000	11,448,339
1.125% 6/30/21	11,953,000	11,443,130
1.125% 7/31/21	11,753,000	11,234,674
1.125% 8/31/21	12,394,000	11,828,524
1.125% 9/30/21	11,925,000	11,366,481
1.25% 6/30/19	8,958,000	8,859,322
1.25% 8/31/19	9,435,000	9,310,429
1.25% 10/31/19	5,260,000	5,179,456
1.25% 1/31/20	11,823,000	11,604,090
1.25% 2/29/20	7,692,000	7,539,963
1.25% 3/31/21	13,183,000	12,719,535
1.25% 10/31/21	11,811,000	11,290,116
1.375% 7/31/19	9,523,000	9,419,958
1.375% 9/30/19	9,059,000	8,943,639
1.375% 12/15/19	8,992,000	8,855,364
1.375% 1/15/20	8,861,000	8,719,086
1.375% 1/31/20	8,355,000	8,217,599
1.375% 2/15/20	8,259,000	8,117,048
1.375% 2/29/20	12,163,000	11,947,772
1.375% 3/31/20	12,665,000	12,430,500
1.375% 4/30/20	12,800,000	12,549,500
1.375% 5/31/20	8,975,000	8,789,540
1.375% 8/31/20	13,583,000	13,257,220
1.375% 9/15/20	8,702,000	8,489,889
1.375% 9/30/20	13,154,000	12,825,664
1.375% 10/31/20	13,092,000	12,747,824
1.375% 1/31/21	12,117,700	11,759,849
1.375% 4/30/21	12,673,000	12,257,167
1.375% 5/31/21	11,691,000	11,290,949
1.5% 10/31/19	22,365,000	22,095,921
1.5% 11/30/19	12,664,000	12,499,764
1.5% 4/15/20	7,968,000	7,833,851
1.5% 5/15/20	8,145,000	8,001,190
1.5% 5/31/20	12,412,000	12,186,063
1.5% 6/15/20	8,857,000	8,693,699
1.5% 7/15/20	8,596,000	8,427,774
1.5% 8/15/20	9,500,000	9,303,320
1.5% 1/31/22	10,339,000	9,932,710
1.5% 2/28/23	10,218,000	9,683,152
1.5% 3/31/23	11,027,000	10,437,745
1.625% 6/30/19	11,760,000	11,676,394
1.625% 7/31/19	12,669,000	12,568,539
1.625% 8/31/19	9,258,000	9,176,269
1.625% 12/31/19	12,571,000	12,424,175
1.625% 3/15/20	8,771,000	8,650,741
1.625% 6/30/20	12,278,000	12,075,605
1.625% 7/31/20	12,656,000	12,434,026
1.625% 10/15/20	9,331,000	9,145,838
1.625% 11/30/20	10,195,000	9,978,356
1.625% 8/15/22	8,171,000	7,836,500
1.625% 8/31/22	12,611,000	12,089,318
1.625% 11/15/22	11,261,000	10,769,651
1.625% 4/30/23	8,893,000	8,458,772
1.625% 5/31/23	12,226,000	11,616,610
1.75% 9/30/19	12,395,000	12,297,680
1.75% 11/30/19	9,796,000	9,704,928
1.75% 10/31/20	10,401,000	10,218,170
1.75% 11/15/20	8,590,000	8,437,326
1.75% 12/31/20	12,478,800	12,240,435
1.75% 11/30/21	12,863,000	12,493,691
1.75% 2/28/22	9,953,000	9,640,414
1.75% 3/31/22	10,400,000	10,064,844
1.75% 4/30/22	10,280,000	9,938,672
1.75% 5/15/22	9,373,000	9,060,323
1.75% 5/31/22	12,322,000	11,905,170
1.75% 6/30/22	11,930,000	11,518,508
1.75% 9/30/22	11,033,000	10,621,417
1.75% 1/31/23	10,387,000	9,967,057
1.75% 5/15/23	14,940,000	14,288,126
1.875% 12/31/19	10,441,000	10,357,798
1.875% 6/30/20	5,671,000	5,606,537
1.875% 12/15/20	7,334,000	7,220,266
1.875% 11/30/21	9,875,000	9,634,297
1.875% 1/31/22	11,709,000	11,402,096
1.875% 2/28/22	11,868,000	11,549,048
1.875% 3/31/22	12,561,000	12,214,100
1.875% 4/30/22	12,031,000	11,688,868
1.875% 5/31/22	9,884,000	9,595,974
1.875% 7/31/22	11,942,000	11,576,276
1.875% 8/31/22	10,725,000	10,386,911
1.875% 9/30/22	12,723,000	12,315,466
1.875% 10/31/22	10,969,000	10,609,508
2% 1/31/20	9,482,000	9,421,256
2% 7/31/20	9,051,000	8,962,965
2% 9/30/20	7,154,000	7,075,753
2% 11/30/20	8,253,000	8,151,772
2% 1/15/21	8,625,000	8,511,797
2% 2/28/21	10,140,000	9,997,406
2% 5/31/21	9,495,000	9,340,706
2% 8/31/21	10,283,000	10,093,006
2% 10/31/21	10,347,000	10,140,868
2% 11/15/21	14,721,000	14,426,580
2% 12/31/21	10,653,000	10,426,624
2% 2/15/22	7,488,000	7,323,030
2% 7/31/22	10,059,000	9,799,666
2% 10/31/22	12,851,000	12,497,598
2% 11/30/22	22,760,000	22,122,542
2% 2/15/23	18,148,000	17,607,104
2.125% 8/31/20	9,215,000	9,143,728
2.125% 1/31/21	8,359,000	8,271,818
2.125% 6/30/21	9,518,000	9,392,704
2.125% 8/15/21	13,989,000	13,789,001
2.125% 9/30/21	10,087,000	9,932,937
2.125% 12/31/21	10,428,000	10,252,028
2.125% 6/30/22	10,837,000	10,617,297
2.125% 12/31/22	23,161,000	22,612,736
2.25% 2/29/20	9,370,000	9,346,209
2.25% 3/31/20	11,250,000	11,216,602
2.25% 2/15/21	10,235,000	10,161,436
2.25% 3/31/21	9,164,000	9,090,616
2.25% 4/30/21	10,147,000	10,062,970
2.25% 7/31/21	9,674,000	9,576,126
2.375% 4/30/20	9,973,000	9,963,261
2.375% 12/31/20	8,628,000	8,596,993
2.375% 3/15/21	9,239,000	9,198,219
2.375% 4/15/21	8,029,000	7,991,678
2.375% 1/31/23	12,300,000	12,137,121
2.5% 5/31/20	8,571,000	8,583,053
2.5% 3/31/23	11,931,000	11,831,730
2.625% 8/15/20	12,028,000	12,068,407
2.625% 11/15/20	20,170,000	20,224,364
2.625% 5/15/21	8,105,000	8,122,413
2.625% 2/28/23	12,805,000	12,776,489
2.75% 4/30/23	11,877,000	11,910,404
2.75% 5/31/23	11,483,000	11,516,642
3.125% 5/15/21	11,041,000	11,217,828
3.375% 11/15/19	13,245,000	13,432,293
3.5% 5/15/20	10,790,000	11,007,064
3.625% 8/15/19	9,082,000	9,222,132
3.625% 2/15/20	16,512,000	16,846,755
3.625% 2/15/21	16,459,000	16,927,696
		1,539,539,966
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,570,673,785)		1,539,539,966
	Shares	Value

Money Market Funds - 0.2%
Fidelity Cash Central Fund, 1.76% (a)
(Cost $3,356,273)	3,355,602	3,356,273
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $1,574,030,058)		1,542,896,239
NET OTHER ASSETS (LIABILITIES) - 0.1%		2,246,292
NET ASSETS - 100%		$1,545,142,531

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,741
Total	$4,741

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$1,539,539,966	$--	$1,539,539,966	$--
Money Market Funds	3,356,273	3,356,273	--	--
Total Investments in Securities:	$1,542,896,239	$3,356,273	$1,539,539,966	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Intermediate Treasury Bond Index Fund

May 31, 2018

ITB-QTLY-0718
1.832120.112

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.6%
	Principal Amount	Value
U.S. Treasury Obligations - 99.6%
U.S. Treasury Bonds:
6% 2/15/26	$6,687,000	$8,161,275
6.125% 11/15/27	11,012,000	13,988,251
6.25% 8/15/23	5,557,000	6,512,761
6.375% 8/15/27	3,487,000	4,483,111
6.5% 11/15/26	5,385,000	6,869,451
6.625% 2/15/27	4,397,000	5,686,901
6.75% 8/15/26	3,837,000	4,942,236
6.875% 8/15/25	3,922,000	4,964,088
7.5% 11/15/24	4,694,000	6,001,352
7.625% 2/15/25	3,128,000	4,052,348
U.S. Treasury Notes:
1.25% 7/31/23	32,098,000	29,854,902
1.375% 6/30/23	27,992,000	26,239,220
1.375% 8/31/23	30,986,000	28,967,068
1.375% 9/30/23	32,481,000	30,326,596
1.5% 8/15/26	70,851,000	63,895,978
1.625% 10/31/23	32,146,000	30,384,248
1.625% 2/15/26	71,917,000	65,930,471
1.625% 5/15/26	71,165,000	65,027,019
1.875% 8/31/24	27,181,000	25,804,962
2% 4/30/24	35,451,000	33,995,570
2% 5/31/24	31,981,000	30,643,045
2% 6/30/24	32,427,000	31,043,786
2% 2/15/25	72,166,000	68,678,917
2% 8/15/25	75,231,000	71,284,311
2% 11/15/26	74,276,000	69,538,004
2.125% 11/30/23	30,305,000	29,380,461
2.125% 2/29/24	32,643,000	31,571,902
2.125% 3/31/24	28,606,000	27,645,017
2.125% 7/31/24	34,838,000	33,576,483
2.125% 9/30/24	29,498,000	28,383,759
2.125% 11/30/24	31,814,000	30,572,508
2.125% 5/15/25	75,127,000	71,934,103
2.25% 12/31/23	33,266,000	32,436,949
2.25% 1/31/24	30,164,000	29,389,869
2.25% 10/31/24	27,273,000	26,424,980
2.25% 11/15/24	74,262,000	71,929,709
2.25% 12/31/24	32,673,000	31,627,719
2.25% 11/15/25	69,983,200	67,320,558
2.25% 2/15/27	65,903,000	62,821,520
2.25% 8/15/27	68,759,000	65,347,909
2.25% 11/15/27	69,963,000	66,418,390
2.375% 8/15/24	74,357,000	72,689,776
2.375% 5/15/27	71,022,000	68,330,932
2.5% 8/15/23	49,449,000	48,956,441
2.5% 5/15/24	68,336,000	67,377,694
2.5% 1/31/25	34,770,000	34,177,823
2.625% 3/31/25	32,495,000	32,157,357
2.75% 11/15/23	62,372,000	62,474,329
2.75% 2/15/24	57,146,000	57,175,019
2.75% 2/28/25	30,786,000	30,715,048
2.75% 2/15/28	77,502,000	76,772,392
2.875% 4/30/25	28,363,000	28,507,031
2.875% 5/31/25	36,788,000	36,971,940
2.875% 5/15/28	25,685,000	25,736,169
		2,086,099,658
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,138,549,896)		2,086,099,658
	Shares	Value

Money Market Funds - 0.4%
Fidelity Cash Central Fund, 1.76% (a)
(Cost $9,295,654)	9,293,795	9,295,654
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,147,845,550)		2,095,395,312
NET OTHER ASSETS (LIABILITIES) - 0.0%		201,681
NET ASSETS - 100%		$2,095,596,993

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$12,547
Total	$12,547

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$2,086,099,658	$--	$2,086,099,658	$--
Money Market Funds	9,295,654	9,295,654	--	--
Total Investments in Securities:	$2,095,395,312	$9,295,654	$2,086,099,658	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Long-Term Treasury Bond Index Fund

May 31, 2018

LBX-QTLY-0718
1.832125.112

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.4%
	Principal Amount	Value
U.S. Treasury Obligations - 99.4%
U.S. Treasury Bonds:
2.25% 8/15/46	$54,619,000	$46,677,910
2.5% 2/15/45	56,594,000	51,252,941
2.5% 2/15/46	52,936,000	47,799,554
2.5% 5/15/46	55,344,000	49,941,474
2.75% 8/15/42	27,826,000	26,620,569
2.75% 11/15/42	47,705,000	45,606,725
2.75% 8/15/47	62,447,000	59,161,214
2.75% 11/15/47	48,755,000	46,180,127
2.875% 5/15/43	60,229,000	58,836,204
2.875% 8/15/45	67,241,500	65,489,544
2.875% 11/15/46	55,194,000	53,661,073
3% 5/15/42	18,461,000	18,477,586
3% 11/15/44	64,740,000	64,600,910
3% 5/15/45	58,203,000	58,077,954
3% 11/15/45	60,487,000	60,326,331
3% 2/15/47	57,319,000	57,133,161
3% 5/15/47	61,629,000	61,371,410
3% 2/15/48	61,582,000	61,351,068
3.125% 11/15/41	17,196,000	17,582,238
3.125% 2/15/42	23,159,000	23,673,745
3.125% 2/15/43	46,041,000	47,001,387
3.125% 8/15/44	62,775,300	64,070,041
3.125% 5/15/48	20,430,000	20,851,369
3.375% 5/15/44	63,566,300	67,717,972
3.5% 2/15/39	23,584,000	25,603,380
3.625% 8/15/43	50,378,000	55,838,897
3.625% 2/15/44	57,510,000	63,813,635
3.75% 8/15/41	20,176,000	22,743,711
3.75% 11/15/43	59,451,000	67,226,076
3.875% 8/15/40	19,397,000	22,230,023
4.25% 5/15/39	13,268,000	15,954,252
4.25% 11/15/40	23,413,000	28,277,600
4.375% 2/15/38	14,554,000	17,692,206
4.375% 11/15/39	15,617,000	19,120,454
4.375% 5/15/40	32,523,000	39,886,410
4.375% 5/15/41	25,822,000	31,780,225
4.5% 2/15/36	16,506,000	20,152,150
4.5% 5/15/38	10,237,000	12,656,691
4.5% 8/15/39	14,635,000	18,186,846
4.625% 2/15/40	34,274,000	43,365,982
4.75% 2/15/37	5,857,000	7,411,622
4.75% 2/15/41	24,894,000	32,151,185
5% 5/15/37	15,453,000	20,135,380
5.25% 11/15/28	9,741,000	11,836,076
5.25% 2/15/29	7,167,000	8,737,021
5.375% 2/15/31	20,787,000	26,289,871
5.5% 8/15/28	11,364,000	14,007,462
6.125% 8/15/29	9,295,900	12,183,439
6.25% 5/15/30	9,552,000	12,800,053
		1,823,543,154
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,802,490,323)		1,823,543,154
	Shares	Value

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 1.76% (a)
(Cost $14,302,564)	14,299,705	14,302,564
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $1,816,792,887)		1,837,845,718
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(4,539,567)
NET ASSETS - 100%		$1,833,306,151

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$12,781
Total	$12,781

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$1,823,543,154	$--	$1,823,543,154	$--
Money Market Funds	14,302,564	14,302,564	--	--
Total Investments in Securities:	$1,837,845,718	$14,302,564	$1,823,543,154	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® SAI Long-Term Treasury Bond Index Fund

May 31, 2018

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

SV5-QTLY-0718
1.9867820.102

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.7%
	Principal Amount	Value
U.S. Treasury Obligations - 99.7%
U.S. Treasury Bonds:
2.25% 8/15/46	$16,779,000	$14,339,491
2.5% 2/15/45	17,782,700	16,104,458
2.5% 2/15/46	16,520,000	14,917,044
2.5% 5/15/46	16,389,000	14,789,152
2.75% 8/15/42	9,820,500	9,395,073
2.75% 11/15/42	12,105,100	11,572,665
2.75% 8/15/47	16,030,000	15,186,546
2.75% 11/15/47	16,641,000	15,762,147
2.875% 5/15/43	17,947,200	17,532,171
2.875% 8/15/45	18,295,100	17,818,427
2.875% 11/15/46	17,043,000	16,569,657
3% 5/15/42	6,978,700	6,984,970
3% 11/15/44	17,512,800	17,475,175
3% 5/15/45	18,272,800	18,233,542
3% 11/15/45	17,781,000	17,733,769
3% 2/15/47	16,220,000	16,167,412
3% 5/15/47	16,319,000	16,250,792
3% 2/15/48	17,447,000	17,381,574
3.125% 11/15/41	6,135,700	6,273,514
3.125% 2/15/42	7,968,100	8,145,203
3.125% 2/15/43	11,807,600	12,053,899
3.125% 8/15/44	17,118,300	17,471,365
3.125% 5/15/48	6,714,000	6,852,476
3.375% 5/15/44	17,132,800	18,251,786
3.5% 2/15/39	5,033,200	5,464,168
3.625% 8/15/43	14,030,600	15,551,495
3.625% 2/15/44	17,410,500	19,318,854
3.75% 8/15/41	7,313,700	8,244,483
3.75% 11/15/43	17,147,100	19,389,617
3.875% 8/15/40	6,700,700	7,679,369
4.25% 5/15/39	4,664,100	5,608,398
4.25% 11/15/40	7,449,800	8,997,671
4.375% 11/15/39	6,118,200	7,490,732
4.375% 5/15/40	7,773,700	9,533,714
4.375% 5/15/41	6,325,700	7,785,306
4.5% 8/15/39	4,984,000	6,193,593
4.625% 2/15/40	9,480,900	11,995,931
4.75% 2/15/41	7,860,900	10,152,537
		486,668,176
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $490,257,020)		486,668,176
	Shares	Value

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 1.76% (a)
(Cost $3,759,750)	3,758,998	3,759,750
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $494,016,770)		490,427,926
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(2,318,404)
NET ASSETS - 100%		$488,109,522

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,712
Total	$3,712

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$486,668,176	$--	$486,668,176	$--
Money Market Funds	3,759,750	3,759,750	--	--
Total Investments in Securities:	$490,427,926	$3,759,750	$486,668,176	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® SAI U.S. Treasury Bond Index Fund

May 31, 2018

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

UYB-QTLY-0718
1.9868587.102

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 98.9%
	Principal Amount	Value
U.S. Treasury Obligations - 98.9%
U.S. Treasury Bonds:
2.25% 8/15/46	$4,015,000	$3,431,257
2.5% 2/15/45	14,953,000	13,541,811
2.5% 2/15/46	1,080,000	975,206
2.5% 5/15/46	1,865,000	1,682,944
2.75% 8/15/42	2,303,000	2,203,233
2.75% 11/15/42	119,000	113,766
2.75% 8/15/47	6,401,000	6,064,197
2.75% 11/15/47	7,015,000	6,644,520
2.875% 5/15/43	5,018,000	4,901,959
2.875% 8/15/45	7,467,000	7,272,450
2.875% 11/15/46	9,314,000	9,055,318
3% 5/15/42	3,122,000	3,124,805
3% 11/15/44	14,885,000	14,853,020
3% 5/15/45	21,848,000	21,801,061
3% 11/15/45	26,455,000	26,384,729
3% 2/15/47	6,791,000	6,768,982
3% 5/15/47	11,840,000	11,790,512
3% 2/15/48	17,902,000	17,834,868
3.125% 11/15/41	7,757,000	7,931,230
3.125% 2/15/42	363,000	371,068
3.125% 2/15/43	198,000	202,130
3.125% 8/15/44	5,350,000	5,460,344
3.125% 5/15/48	3,952,000	4,033,510
3.375% 5/15/44	7,602,000	8,098,506
3.625% 8/15/43	7,933,000	8,792,925
3.625% 2/15/44	13,742,000	15,248,252
3.75% 8/15/41	8,847,000	9,972,919
3.75% 11/15/43	24,216,000	27,382,999
3.875% 8/15/40	1,087,000	1,245,761
4.25% 5/15/39	122,000	146,700
4.25% 11/15/40	578,000	698,093
4.375% 2/15/38	161,000	195,716
4.375% 11/15/39	1,431,000	1,752,025
4.375% 5/15/40	7,791,000	9,554,931
4.375% 5/15/41	15,145,000	18,639,590
4.5% 2/15/36	3,610,000	4,407,443
4.5% 5/15/38	7,016,000	8,674,352
4.5% 8/15/39	3,618,000	4,496,072
4.625% 2/15/40	999,000	1,264,008
4.75% 2/15/37	13,000	16,451
4.75% 2/15/41	2,211,000	2,855,558
5% 5/15/37	2,667,000	3,475,122
5.25% 11/15/28	244,000	296,479
5.25% 2/15/29	9,219,000	11,238,537
5.375% 2/15/31	817,000	1,033,282
5.5% 8/15/28	2,865,000	3,531,448
6% 2/15/26	3,771,000	4,602,388
6.125% 11/15/27	3,054,000	3,879,415
6.125% 8/15/29	244,000	319,793
6.25% 8/15/23	77,000	90,243
6.25% 5/15/30	63,000	84,422
6.5% 11/15/26	39,000	49,751
6.625% 2/15/27	50,000	64,668
6.75% 8/15/26	23,000	29,625
6.875% 8/15/25	8,000	10,126
7.125% 2/15/23	1,275,000	1,524,671
7.25% 8/15/22	38,000	44,948
7.5% 11/15/24	3,579,000	4,575,807
7.625% 11/15/22	50,000	60,389
7.625% 2/15/25	79,000	102,345
7.875% 2/15/21	246,000	280,373
8% 11/15/21	17,000	20,015
8.125% 8/15/19	154,000	164,618
8.125% 5/15/21	245,000	283,530
8.125% 8/15/21	96,000	112,346
8.5% 2/15/20	2,586,000	2,849,954
8.75% 5/15/20	38,000	42,609
8.75% 8/15/20	216,000	244,991
U.S. Treasury Notes:
0.75% 7/15/19	11,770,000	11,567,703
0.75% 8/15/19	31,525,000	30,937,601
0.875% 6/15/19	512,000	504,600
0.875% 9/15/19	228,000	223,752
1% 9/30/19	377,000	370,388
1% 10/15/19	3,750,000	3,681,152
1% 11/15/19	4,806,000	4,712,321
1.125% 2/28/21	2,376,000	2,287,550
1.125% 6/30/21	24,554,000	23,506,618
1.125% 7/31/21	11,347,000	10,846,580
1.125% 8/31/21	9,563,000	9,126,688
1.125% 9/30/21	5,008,000	4,773,446
1.25% 6/30/19	15,294,000	15,125,527
1.25% 8/31/19	14,171,000	13,983,899
1.25% 3/31/21	9,048,000	8,729,906
1.25% 10/31/21	9,937,000	9,498,763
1.25% 7/31/23	1,145,000	1,064,984
1.375% 7/31/19	20,402,000	20,181,244
1.375% 9/30/19	13,641,000	13,467,290
1.375% 12/15/19	2,795,000	2,752,529
1.375% 1/15/20	11,464,000	11,280,397
1.375% 2/15/20	742,000	729,247
1.375% 2/29/20	123,000	120,823
1.375% 3/31/20	12,399,000	12,169,425
1.375% 4/30/20	11,238,000	11,018,069
1.375% 8/31/20	12,963,000	12,652,090
1.375% 9/15/20	11,463,000	11,183,589
1.375% 9/30/20	977,000	952,613
1.375% 10/31/20	19,903,000	19,379,769
1.375% 1/31/21	13,561,000	13,160,527
1.375% 4/30/21	1,812,000	1,752,544
1.375% 5/31/21	32,368,000	31,260,408
1.375% 6/30/23	186,000	174,353
1.375% 8/31/23	1,103,000	1,031,133
1.375% 9/30/23	6,179,000	5,769,159
1.5% 10/31/19	12,663,000	12,510,648
1.5% 4/15/20	9,067,000	8,914,349
1.5% 5/15/20	7,013,000	6,889,177
1.5% 5/31/20	10,599,000	10,406,065
1.5% 6/15/20	18,748,000	18,402,334
1.5% 7/15/20	11,000,000	10,784,727
1.5% 8/15/20	11,224,000	10,991,628
1.5% 1/31/22	69,000	66,289
1.5% 2/28/23	4,873,000	4,617,929
1.5% 3/31/23	1,539,000	1,456,760
1.5% 8/15/26	6,566,000	5,921,455
1.625% 6/30/19	473,000	469,637
1.625% 7/31/19	7,825,000	7,762,950
1.625% 8/31/19	6,941,000	6,879,724
1.625% 12/31/19	334,000	330,099
1.625% 3/15/20	17,554,000	17,313,318
1.625% 7/31/20	22,298,000	21,906,914
1.625% 10/15/20	11,639,000	11,408,039
1.625% 11/30/20	13,489,000	13,202,359
1.625% 8/15/22	40,000	38,363
1.625% 8/31/22	15,416,000	14,778,283
1.625% 11/15/22	254,000	242,917
1.625% 4/30/23	33,789,000	32,139,147
1.625% 5/31/23	2,562,000	2,434,300
1.625% 10/31/23	144,000	136,108
1.625% 2/15/26	34,573,000	31,695,068
1.625% 5/15/26	8,777,000	8,019,984
1.75% 9/30/19	5,859,000	5,812,998
1.75% 10/31/20	357,000	350,725
1.75% 11/15/20	31,564,000	31,002,999
1.75% 12/31/20	23,325,000	22,879,456
1.75% 11/30/21	9,531,000	9,257,356
1.75% 2/28/22	660,000	639,272
1.75% 3/31/22	517,000	500,339
1.75% 4/30/22	2,435,000	2,354,150
1.75% 5/15/22	40,000	38,666
1.75% 5/31/22	18,289,000	17,670,318
1.75% 6/30/22	4,656,000	4,495,404
1.75% 9/30/22	385,000	370,638
1.75% 1/31/23	175,000	167,925
1.75% 5/15/23	287,000	274,477
1.875% 12/15/20	11,305,000	11,129,684
1.875% 11/30/21	482,000	470,251
1.875% 1/31/22	1,773,000	1,726,528
1.875% 2/28/22	5,216,000	5,075,820
1.875% 3/31/22	8,302,000	8,072,722
1.875% 4/30/22	23,980,000	23,298,069
1.875% 5/31/22	6,821,000	6,622,232
1.875% 7/31/22	9,867,000	9,564,823
1.875% 8/31/22	6,473,000	6,268,949
1.875% 9/30/22	38,045,000	36,826,364
1.875% 10/31/22	31,130,000	30,109,763
1.875% 8/31/24	27,214,000	25,836,291
2% 1/31/20	18,267,000	18,149,977
2% 1/15/21	13,591,000	13,412,618
2% 2/28/21	48,000	47,325
2% 10/31/21	242,000	237,179
2% 11/15/21	147,000	144,060
2% 12/31/21	18,057,000	17,673,289
2% 2/15/22	210,000	205,373
2% 7/31/22	2,588,000	2,521,278
2% 10/31/22	12,029,000	11,698,203
2% 11/30/22	29,552,000	28,724,313
2% 2/15/23	8,751,000	8,490,179
2% 4/30/24	2,462,000	2,360,923
2% 5/31/24	15,708,000	15,050,841
2% 6/30/24	23,075,000	22,090,707
2% 2/15/25	10,083,000	9,595,786
2% 8/15/25	34,365,000	32,562,180
2% 11/15/26	9,896,000	9,264,743
2.125% 8/31/20	218,000	216,314
2.125% 1/31/21	36,475,000	36,094,577
2.125% 9/30/21	30,000	29,542
2.125% 12/31/21	275,000	270,359
2.125% 6/30/22	8,062,000	7,898,556
2.125% 12/31/22	17,623,000	17,205,830
2.125% 11/30/23	381,000	369,377
2.125% 2/29/24	3,213,000	3,107,573
2.125% 3/31/24	14,484,000	13,997,428
2.125% 7/31/24	15,218,000	14,666,942
2.125% 9/30/24	15,240,000	14,664,333
2.125% 11/30/24	13,904,000	13,361,418
2.125% 5/15/25	6,411,000	6,138,533
2.25% 3/31/20	28,400,000	28,315,688
2.25% 2/15/21	16,284,000	16,166,959
2.25% 3/31/21	434,000	430,525
2.25% 12/31/23	3,593,000	3,503,456
2.25% 1/31/24	7,160,000	6,976,245
2.25% 10/31/24	2,930,000	2,838,895
2.25% 11/15/24	1,775,000	1,719,254
2.25% 12/31/24	6,055,000	5,861,287
2.25% 11/15/25	22,880,000	22,009,487
2.25% 2/15/27	8,223,000	7,838,511
2.25% 8/15/27	25,323,000	24,066,742
2.25% 11/15/27	18,745,000	17,795,302
2.375% 4/30/20	23,310,000	23,287,236
2.375% 3/15/21	17,372,000	17,295,319
2.375% 4/15/21	17,001,000	16,921,972
2.375% 1/31/23	12,947,000	12,775,553
2.375% 8/15/24	3,028,000	2,960,107
2.375% 5/15/27	18,774,000	18,062,642
2.5% 3/31/23	11,549,000	11,452,909
2.5% 8/15/23	2,190,000	2,168,186
2.5% 5/15/24	7,959,000	7,847,387
2.5% 1/31/25	5,697,000	5,599,973
2.625% 11/15/20	380,000	381,024
2.625% 2/28/23	24,120,000	24,066,295
2.625% 3/31/25	5,059,000	5,006,434
2.75% 4/30/23	23,958,000	24,025,382
2.75% 5/31/23	12,548,000	12,584,762
2.75% 11/15/23	566,000	566,929
2.75% 2/15/24	1,132,000	1,132,575
2.75% 2/28/25	4,150,000	4,140,436
2.75% 2/15/28	12,802,000	12,681,481
2.875% 4/30/25	2,976,000	2,991,112
2.875% 5/31/25	5,889,000	5,918,445
3.125% 5/15/21	357,000	362,718
3.375% 11/15/19	391,000	396,529
3.5% 5/15/20	408,000	416,208
3.625% 8/15/19	12,000	12,185
3.625% 2/15/20	492,000	501,975
3.625% 2/15/21	517,000	531,722
		1,851,268,196
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,872,748,607)		1,851,268,196
	Shares	Value

Money Market Funds - 0.5%
Fidelity Cash Central Fund, 1.76% (a)
(Cost $9,687,003)	9,685,067	9,687,004
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $1,882,435,610)		1,860,955,200
NET OTHER ASSETS (LIABILITIES) - 0.6%		10,586,169
NET ASSETS - 100%		$1,871,541,369

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$41,210
Total	$41,210

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$1,851,268,196	$--	$1,851,268,196	$--
Money Market Funds	9,687,004	9,687,004	--	--
Total Investments in Securities:	$1,860,955,200	$9,687,004	$1,851,268,196	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Long-Term Treasury Bond Index Fund

May 31, 2018

XS8-QTLY-0718
1.9870218.101

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.5%
	Principal Amount	Value
U.S. Treasury Obligations - 99.5%
U.S. Treasury Bonds:
2.25% 8/15/46	$177,779,000	$151,931,601
2.5% 2/15/45	182,453,000	165,233,998
2.5% 2/15/46	144,693,000	130,653,257
2.5% 5/15/46	157,873,000	142,461,881
2.75% 8/15/42	86,543,000	82,793,930
2.75% 11/15/42	112,617,000	107,663,611
2.75% 8/15/47	176,239,000	166,965,799
2.75% 11/15/47	144,753,000	137,108,232
2.875% 5/15/43	182,844,000	178,615,733
2.875% 8/15/45	185,623,000	180,786,650
2.875% 11/15/46	176,257,000	171,361,737
3% 5/15/42	55,993,000	56,043,306
3% 11/15/44	183,951,000	183,555,792
3% 5/15/45	186,651,000	186,249,992
3% 11/15/45	185,506,000	185,013,250
3% 2/15/47	176,568,000	175,995,533
3% 5/15/47	168,309,000	167,605,521
3% 2/15/48	177,674,000	177,007,723
3.125% 11/15/41	52,855,000	54,042,173
3.125% 2/15/42	66,751,000	68,234,645
3.125% 2/15/43	129,317,000	132,014,472
3.125% 8/15/44	191,665,000	195,618,091
3.125% 5/15/48	61,991,000	63,269,564
3.375% 5/15/44	179,732,000	191,470,746
3.5% 2/15/39	44,209,000	47,994,396
3.625% 8/15/43	144,055,000	159,670,337
3.625% 2/15/44	186,038,000	206,429,515
3.75% 8/15/41	59,771,000	67,377,793
3.75% 11/15/43	179,329,000	202,781,871
3.875% 8/15/40	70,957,000	81,320,603
4.25% 5/15/39	43,277,000	52,038,902
4.25% 11/15/40	79,929,000	96,536,123
4.375% 2/15/38	20,968,000	25,489,225
4.375% 11/15/39	71,121,000	87,075,996
4.375% 5/15/40	94,635,000	116,060,955
4.375% 5/15/41	57,318,000	70,543,681
4.5% 2/15/36	55,885,000	68,229,909
4.5% 5/15/38	45,494,000	56,247,289
4.5% 8/15/39	48,412,000	60,161,365
4.625% 2/15/40	104,484,000	132,200,830
4.75% 2/15/37	19,363,000	24,502,515
4.75% 2/15/41	75,637,000	97,686,958
5% 5/15/37	30,236,000	39,397,744
5.25% 11/15/28	29,510,000	35,856,955
5.25% 2/15/29	31,477,000	38,372,430
5.375% 2/15/31	58,194,000	73,599,497
5.5% 8/15/28	26,051,000	32,110,910
6.125% 8/15/29	21,765,000	28,525,753
6.25% 5/15/30	33,601,000	45,026,652
		5,396,935,441
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $5,537,309,718)		5,396,935,441
	Shares	Value

Money Market Funds - 0.7%
Fidelity Cash Central Fund, 1.76% (a)
(Cost $39,366,386)	39,358,514	39,366,386
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $5,576,676,104)		5,436,301,827
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(9,596,524)
NET ASSETS - 100%		$5,426,705,303

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$33,373
Total	$33,373

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$5,396,935,441	$--	$5,396,935,441	$--
Money Market Funds	39,366,386	39,366,386	--	--
Total Investments in Securities:	$5,436,301,827	$39,366,386	$5,396,935,441	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 27, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 27, 2018